UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 12/31/2009

 Check here if Amendment:        [ ] ; Amendment Number: _______

 This Amendment(Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:       Massachusetts Mutual Life Insurance Company

 Address:    1295 State Street
             Springfield, Massachusetts 01111

 Form 13F File Number: 28-00548

 The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Bradley J. Lucido
 Title:   Chief Compliance Officer
 Phone:   (413) 744-7247

 Signature, Place, and Date of Signing:

 /s/ Bradley J. Lucido, Springfield, MA  February 5, 2010

 --------------------------------------------------------------------------
 Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of other Managers Reporting for this Manager:

28-00060	Babson Capital Management LLC
28-04544	Baring Asset Management, Inc.
28-12028	Cornerstone Real Estate Advisers LLC
28-00203	OppenheimerFunds, Inc.
28-10498	First Mercantile Trust Company
28-10231	OFI Private Investments Inc.
28-10234	OFI Institutional Asset Management Inc.



Babson Capital Management LLC (Babson Capital), Baring Asset
Management, Inc. (Baring), Cornerstone Real Estate Advisers
LLC (Cornerstone), OppenheimerFunds, Inc. (Oppenheimer),OFI Private Investments Inc (OFI), OFI Institutional Asset Management Inc (OFII), and First Mercantile Trust Company (First Mercantile) are all indirect, majority-owned or wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual). Babson Capital, Baring,
Cornerstone, Oppenheimer, OFI, OFII and First Mercantile have indicated that they exercise investment discretion with respect to the securities positions reported in each firm's Form 13F filing. Nevertheless, such positions are deemed reported on behalf of MassMutual to the extent that MassMutual is deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, and First Mercantile and for the limited and exclusive purpose of MassMutual's compliance with Section 13(f) of the Securities Exchange Act of 1934, as amended.


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None


Form 13F Information Table Entry Total: 16


Form 13F Information Table Value Total:  $23,962

                                                             FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                  TITLE OF              VALUE     SHARES/   SH/ PUT/ INVEST.  OTHER
          NAME OF ISSUER            CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRET. MGRS       SOLE    SHARED    NONE
 -------------------------------- -------- --------- ----------   -------   --- ---- -------- -----      ----    ------    ----

 ISHARES INC		MSCI GERMAN 	   464286806	   1795	    80000   SH	     SOLE				   80000
 ISHARES INC		MSCI MALAYSIA      464286830       903      85000   SH       SOLE				   85000
 ISHARES TR Index	MSCI EMERG MKT     464287234       685      16500   SH       SOLE                                  16500
 DIAMONDS TR		UNIT SER 1	   252787106	   4075     39157   SH	     SOLE				   39157
 PROSHARES TR		PSHS SH MSCI EMR   74347R396	   6414	    165450  SH	     SOLE				   165450
 PROSHARES TR		PSHS SHORT DOW30   74347R701       4087     78110   SH       SOLE				   78110
 PROSHARES TR		PSHS SHRT S&P500   74347R503       1819     34600   SH       SOLE				   34600
 ISHARES INC		MSCI BRAZIL	   464286400       657      8810    SH       SOLE                                  8810
 ISHARES INC		MSCI THAILAND	   464286624	   674      15860   SH       SOLE                                  15860
 ISHARES INC		MSCI TURKEY FD     464286715       679      12600   SH       SOLE                                  12600
 ISHARES INC            MSCI TAIWAN        464286731       686      52910   SH       SOLE                                  52910
 MARKET VECTORS ETF TR  RUSSIA ETF         57060U506       678      21750   SH       SOLE                                  21750

 BERKSHIRE HATHAWAY INC CL B		   084670207	   220	    67	    SH       SOLE               67
 EXXON MOBIL CORP	COM		   30231G102       204      2998    SH       SOLE               2998
 GENERAL ELECTRIC CO	COM		   369604103	   185	    12250   SH       SOLE		12250
 MICROSOFT CORP 	COM		   594918104       201      6600    SH       SOLE	        6600

